S000009419 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	224 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P Total Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	23.87%	13.78%	12.48%
Dow Jones U.S. Select Medical Equipment Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		9.01%	6.63%	12.97%
iShares U.S. Medical Devices ETF
Prospectus [Line Items]
Average Annual Return, Percent		8.61%	6.23%	12.51%
Performance Inception Date					May 01, 2006
iShares U.S. Medical Devices ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.49%	6.12%	12.38%
iShares U.S. Medical Devices ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.18%	4.87%	10.46%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.